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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kidron Capital LLC
Address:  601 Carlson Parkway
          Suite 730
          Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Webster
Title:  Managing Member
Phone:  (952) 404-2309

Signature, Place, and Date of Signing:

/s/ Charles M. Webster  Minnetonka, Minnesota  August 13, 2009
----------------------- ---------------------- ----------------
     [Signature]            [City, State]          [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $414,500

                                      (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                             TOTAL                         VOTING AUTHORITY
                                             VALUE            INVESTMENT ---------------------
ISSUER                     CLASS    CUSIP   (x1000)  SHARES   DISCRETION   SOLE    SHARED NONE
------                    ------- --------- ------- --------- ---------- --------- ------ ----
AON CORP                  COM     037389103 113,610 3,000,000  DEFINED   3,000,000
CH ROBINSON               COM     12541W209 104,298 1,999,978  SOLE      1,999,978
COMPASS MINERALS INTL INC COM     20451N101  65,892 1,200,000  SOLE      1,200,000
DELL INC                  COM     24702R101  57,734 4,205,000  DEFINED   4,205,000
JACOBSON ENGINEERING
  GROUP INC               COM     469814107  42,090 1,000,000  SOLE      1,000,000
POLYONE CORP              COM     73179P106   8,342 3,078,500  DEFINED   3,078,500
TEEKAY LNG PARTNERS L P   PRTNRSP
                          UNITS   Y8564M105  22,532 1,155,501  DEFINED   1,155,501

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